Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 0	$ 3,364	$ 51,530	$ 17,055
Accounts receivable - trade	52,692	33,078
Accounts receivable - affiliates	0	0
Short-term derivative instruments	227,991	131,471
Other financial assets	46,106
Prepaid expenses and other current assets	3,374	11,344
Assets of discontinued operation (Note 3)	345,541	321,536
Total current assets	675,704	500,793
Property and equipment, net	1,744,447	1,066,644
Long-term derivative instruments	91,292	123,567
Investments in subsidiaries	0	0
Other long-term assets	4,976	3,586
Assets of discontinued operation (Note 3)	2,566,430	2,865,236
Total assets	5,082,849	4,559,826
Current liabilities:
Accounts payable and accrued liabilities	93,933	52,195
Accounts payable - affiliates	5,016	160
Revenues payable	34,026	21,807
Liabilties of discontinued operation (Note 3)	91,779	159,946
Total current liabilities	224,754	234,108
Long-term debt	1,012,064	770,545
Asset retirement obligations	10,079	9,829	10,243
Deferred tax liabilities	193,733	114,599
Other long-term liabilities	7,195	8,585
Liabilities of discontinued operation (Note 3)	2,167,103	1,719,196
Total liabilities	3,614,928	2,856,862
Equity:
Equity	822,827	582,410
Noncontrolling interests	645,094	1,120,554
Total equity	1,467,921	1,702,964	858,132	1,276,709
Total liabilities and equity	5,082,849	4,559,826
Parent [Member]
Current assets:
Cash and cash equivalents	2,986	2,241
Accounts receivable - trade	7,850	5,995
Accounts receivable - affiliates	9,525	10,047
Short-term derivative instruments	227,991	131,471
Other financial assets	46,106
Prepaid expenses and other current assets	2,318	4,178
Assets of discontinued operation (Note 3)	0	0
Total current assets	296,776	153,932
Property and equipment, net	15,825	16,601
Long-term derivative instruments	91,292	123,567
Investments in subsidiaries	1,482,847	1,139,792
Other long-term assets	4,976	3,324
Assets of discontinued operation (Note 3)	0	0
Total assets	1,891,716	1,437,216
Current liabilities:
Accounts payable and accrued liabilities	26,796	6,245
Accounts payable - affiliates	0	0
Revenues payable	80	0
Liabilties of discontinued operation (Note 3)	0	0
Total current liabilities	26,876	6,245
Long-term debt	1,012,064	770,545
Asset retirement obligations	0	0
Deferred tax liabilities	22,754	69,431
Other long-term liabilities	7,195	8,585
Liabilities of discontinued operation (Note 3)	0	0
Total liabilities	1,068,889	854,806
Equity:
Equity	822,827	582,410
Noncontrolling interests	0	0
Total equity	822,827	582,410
Total liabilities and equity	1,891,716	1,437,216
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	1,123	44,126	14,872
Accounts receivable - trade	48,372	29,804
Accounts receivable - affiliates	0	0
Short-term derivative instruments	0	0
Other financial assets	0
Prepaid expenses and other current assets	1,056	7,166
Assets of discontinued operation (Note 3)	3,779	18,614
Total current assets	53,207	56,707
Property and equipment, net	1,728,622	1,050,043
Long-term derivative instruments	0	0
Investments in subsidiaries	0	0
Other long-term assets	0	260
Assets of discontinued operation (Note 3)	614	679
Total assets	1,782,443	1,107,689
Current liabilities:
Accounts payable and accrued liabilities	66,133	49,075
Accounts payable - affiliates	17,339	160
Revenues payable	33,946	21,807
Liabilties of discontinued operation (Note 3)	1,517	16,384
Total current liabilities	118,935	87,426
Long-term debt	0	0
Asset retirement obligations	10,079	9,829
Deferred tax liabilities	170,979	45,122
Other long-term liabilities	0	0
Liabilities of discontinued operation (Note 3)	0	1
Total liabilities	299,993	142,378
Equity:
Equity	1,482,450	965,311
Noncontrolling interests	0	0
Total equity	1,482,450	965,311
Total liabilities and equity	1,782,443	1,107,689
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	0	$ 7,404	$ 2,183
Accounts receivable - trade	0	0
Accounts receivable - affiliates	0	0
Short-term derivative instruments	0	0
Other financial assets	0
Prepaid expenses and other current assets	0	0
Assets of discontinued operation (Note 3)	340,186	303,961
Total current assets	340,186	303,961
Property and equipment, net	0	0
Long-term derivative instruments	0	0
Investments in subsidiaries	0	0
Other long-term assets	0	0
Assets of discontinued operation (Note 3)	2,565,816	2,864,559
Total assets	2,906,002	3,168,520
Current liabilities:
Accounts payable and accrued liabilities	0	0
Accounts payable - affiliates	0	0
Revenues payable	0	0
Liabilties of discontinued operation (Note 3)	93,408	152,985
Total current liabilities	93,408	152,985
Long-term debt	0	0
Asset retirement obligations	0	0
Deferred tax liabilities	0	0
Other long-term liabilities	0	0
Liabilities of discontinued operation (Note 3)	2,167,103	1,719,241
Total liabilities	2,260,511	1,872,226
Equity:
Equity	645,491	1,290,734
Noncontrolling interests	0	5,560
Total equity	645,491	1,296,294
Total liabilities and equity	2,906,002	3,168,520
Eliminations [Member]
Current assets:
Cash and cash equivalents	(2,986)	0
Accounts receivable - trade	(3,530)	(2,721)
Accounts receivable - affiliates	(9,525)	(10,047)
Short-term derivative instruments	0	0
Other financial assets	0
Prepaid expenses and other current assets	0	0
Assets of discontinued operation (Note 3)	1,576	(1,039)
Total current assets	(14,465)	(13,807)
Property and equipment, net	0	0
Long-term derivative instruments	0	0
Investments in subsidiaries	(1,482,847)	(1,139,792)
Other long-term assets	0	2
Assets of discontinued operation (Note 3)	0	(2)
Total assets	(1,497,312)	(1,153,599)
Current liabilities:
Accounts payable and accrued liabilities	1,004	(3,125)
Accounts payable - affiliates	(12,323)	0
Revenues payable	0	0
Liabilties of discontinued operation (Note 3)	(3,146)	(9,423)
Total current liabilities	(14,465)	(12,548)
Long-term debt	0	0
Asset retirement obligations	0	0
Deferred tax liabilities	0	46
Other long-term liabilities	0	0
Liabilities of discontinued operation (Note 3)	0	(46)
Total liabilities	(14,465)	(12,548)
Equity:
Equity	(2,127,941)	(2,256,045)
Noncontrolling interests	645,094	1,114,994
Total equity	(1,482,847)	(1,141,051)
Total liabilities and equity	$ (1,497,312)	$ (1,153,599)